Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans receivable, allowance for loan losses	$ 10,613,145	$ 13,082,703
Capital Stock:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	17,000	17,000
Preferred stock, outstanding (in shares)	17,000	17,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	6,779,800	6,779,800
Common stock warrants (in shares)	459,459	459,459
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, tax effects	$ 464,723	$ 1,082,399
Treasury stock, at cost (in shares)	4,072,156	4,080,220